Prepayments and other current assets	6 Months Ended
Sep. 30, 2022
Prepayments and other current assets
Prepayments and other current assets

6.Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Prepaid service fees	$415,036	$1,309,069
Prepaid insurance fee	—	44,519
Prepaid income tax expenses	—	318,162
Total	$415,036	$1,671,750

Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.